                                            Prospectus Supplement


The Universal Institutional Funds, Inc.

Supplement
dated
October 25,
2001 to
Prospectus
dated May 1,
2001 of the

Mid Cap Value
Portfolio
----------------

The Prospectus is hereby amended and supplemented to reflect changes in the management of the Mid Cap Value Portfolio of The Universal Institutional Funds, Inc. Vitaly V. Korchevsky no longer serves as a Portfolio Manager of the Mid Cap Value Portfolio. Consequently, William B. Gerlach, Gary G. Schlarbaum and Bradley S. Daniels who, along with Mr. Korchevsky, had previously shared the responsibility for managing the assets of the Mid Cap Value Portfolio, will continue to manage the Portfolio.


Accordingly, the section "Portfolio Managers" on Page 3 of the prospectus for The Universal Institutional Funds, Inc., Mid Cap Value Portfolio is hereby deleted and replaced with the following:

Portfolio Managers

The following individuals have primary day-to-day portfolio management responsibility for the Portfolio:

William B. Gerlach,
Gary G. Schlarbaum,
Bradley S. Daniels

William B. Gerlach, a Managing Director of MSAM, joined Morgan Stanley Investments LP ("MSI") (formerly "Miller, Andersen & Sherrerd LP") in 1991. Mr. Gerlach holds a B.A. in Economics from Haverford College. Gary G. Schlarbaum, a Managing Director of MSAM and Director of Morgan Stanley Distribution, Inc., joined MSI in 1987. Mr. Schlarbaum holds a B.A. from Coe College and a Ph.D. from the University of Pennsylvania. Bradley S. Daniels, an Executive Director of MSAM, joined MSI in 1985. Mr. Daniels holds a B.A. degree in Mathematics from the University of Pennsylvania and an M.B.A. from The Wharton School of the University of Pennsylvania. Messrs. Gerlach, Schlarbaum and Daniels have had primary responsibility for managing the Portfolio since its inception.



Please retain this supplement for future reference.

                                            Prospectus Supplement


The Universal Institutional Funds, Inc.

Supplement
dated
October 25,
2001 to
Prospectus
dated May 1,
2001 of the

Investment
Grade Fixed
Income
Portfolio
----------------

The Prospectus is hereby amended and supplemented to reflect changes in the management of the Investment Grade Fixed Income Portfolio of The Universal Institutional Funds, Inc. Kenneth B. Dunn no longer serves as a Portfolio Manager of the Investment Grade Fixed Income Portfolio. Consequently, Thomas L. Bennett, Angelo G. Manioudakis and Scott F. Richard who, along with Mr. Dunn, had previously shared the responsibility for managing the assets of the Investment Grade Fixed Income Portfolio since its inception, will continue to share the responsibility of managing the Portfolio.

Accordingly, the section "Portfolio Managers" on Page 4 of the prospectus for The Universal Institutional Funds, Inc., Investment Grade Fixed Income Portfolio is hereby deleted and replaced with the following:

Portfolio Managers
The following individuals have primary day-to-day portfolio management responsibility for the Portfolio:

Thomas L. Bennett,
Angelo G. Manioudakis,
Scott F. Richard

Thomas L. Bennett, a Managing Director of MSAM, joined Morgan Stanley Investments LP ("MSI") (formerly "Miller, Andersen & Sherrerd LP") in 1984. Mr. Bennett holds a B.S. in Chemistry and an M.B.A. from the University of Cincinnati. Angelo G. Manioudakis, an Executive Director of MSAM, joined MSI in 1993. Mr. Manioudakis graduated from Bentley College with a B.S. in Finance (cum laude) and received an M.B.A. from Harvard University. Scott F. Richard, a Managing Director of MSAM, joined MSI in 1992. Mr. Richard received a B.S. from the Massachusetts Institute of Technology in 1968 and a D.B.A. from Harvard Graduate School of Business Administration in 1972. Messrs. Bennett, Manioudakis and Richard, among others, have shared primary responsibility for managing the Portfolio's assets since its inception.



Please retain this supplement for future reference.

                                            Prospectus Supplement


The Universal Institutional Funds, Inc.

Supplement
dated
October 25,
2001 to
Prospectus
dated May 1,
2001 of the

High Yield
Portfolio
----------------

The Prospectus is hereby amended and supplemented to reflect changes in the management of the High Yield Portfolio of The Universal Institutional Funds, Inc. Robert E. Angevine no longer serves as a Portfolio Manager of the High Yield Portfolio. Consequently, Stephen F. Esser, Gordon W. Loery and Deanna L. Loughnane who, along with Mr. Angevine, had previously shared the responsibility for managing the assets of the High Yield Portfolio, will continue to manage the Portfolio.

Accordingly, the section "Portfolio Managers" on Page 4 of the prospectus for The Universal Institutional Funds, Inc., High Yield Portfolio is hereby deleted and replaced with the following:

Portfolio Managers
The following individuals have primary day-to-day portfolio management responsibility for the Portfolio:

Stephen F. Esser,
Gordon W. Loery,
Deanna L. Loughnane

Stephen F. Esser is a Managing Director of MSAM and has been a Portfolio Manager with Morgan Stanley Investments LP ("MSI") (formerly "Miller, Andersen & Sherrerd LP") since 1988. Mr. Esser holds a B.S. degree (Summa Cum Laude and Phi Beta Kappa) from the University of Delaware. Gordon W. Loery, an Executive Director of MSAM, joined MSI in 1996 as a Portfolio Manager. Mr. Loery received a B.A. in Economics from Cornell University. Deanna L. Loughnane, an Executive Director of MSAM, joined MSI in 1997 as a Financial Analyst. She served as a Vice President and Senior Corporate Bond Analyst for Putnam Investments from 1993 to 1997. Ms. Loughnane received a B.S. from the University of Virginia's McIntire School of Commerce and an M.B.A from Harvard University. Mr. Esser has shared primary responsibility for managing the Portfolio's assets since its inception. Mr. Loery has shared primary responsibility for managing the Portfolio's assets since April 1999. Ms. Loughnane has shared primary responsibility for managing the Portfolio's assets since January 2000.



Please retain this supplement for future reference.

                                            Prospectus Supplement


The Universal Institutional Funds, Inc.

Supplement
dated
October 25,
2001 to
Prospectus
dated May 1,
2001 of the

Global Value
Equity
Portfolio
----------------

The Prospectus is hereby amended and supplemented to reflect changes in the management of the Global Value Equity Portfolio of The Universal Institutional Funds, Inc. Emilio Alvarez will now share the responsibility for managing the assets of the Global Value Equity Portfolio with Frances Campion and Paul Boyne, who have previously shared the primary responsibility for managing the Portfolio's assets.

Accordingly, the section "Portfolio Managers" on Page 4 of the prospectus for The Universal Institutional Funds, Inc., Global Value Equity Portfolio is hereby deleted and replaced with the following:

Portfolio Managers
Subject to the supervision of MSAM and its Investment Management Committee, each Portfolio is managed by an investment team comprised of the following individuals, each of whom is employed by a member of the MSAM Group:

Frances Campion,
Paul Boyne,
Emilio Alvarez

Frances Campion, a Managing Director, joined Morgan Stanley Investment Management Group in 1990. She is a graduate of University College, Dublin. Paul Boyne, an Executive Director, joined Morgan Stanley Investment Management Group in 1993. He is a graduate of University College, Dublin. Emilio Alvarez, an Executive Director, joined Morgan Stanley Investment Management Group on July 2, 2001. Prior to joining the Morgan Stanley Investment Management Group, Mr. Alvarez spent nine years at Morgan Stanley & Co. (Equity Capital Markets from 2000-2001; Equity Research from 1991-2000). Mr. Alvarez holds a degree in Economics from the University of Leon, Spain and a Masters degree in Management from the European School of Management, Paris, France.



Please retain this supplement for future reference.

                                            Prospectus Supplement


The Universal Institutional Funds, Inc.

Supplement
dated
October 25,
2001 to
Prospectus
dated May 1,
2001 of the

Fixed Income
Portfolio
----------------

The Prospectus is hereby amended and supplemented to reflect changes in the management of the Fixed Income Portfolio of The Universal Institutional Funds, Inc. Kenneth B. Dunn no longer serves as a Portfolio Manager of the Fixed Income Portfolio. Consequently, Thomas L. Bennett, Roberto M. Sella and W. David Armstrong who, along with Mr. Dunn, had previously shared the responsibility for managing the assets of the Fixed Income Portfolio since January 2000, will continue to share the responsibility of managing the Portfolio.

Accordingly, the section "Portfolio Managers" on Page 5 of the prospectus for The Universal Institutional Funds, Inc., Fixed Income Portfolio is hereby deleted and replaced with the following:

Portfolio Managers
The following individuals have primary day-to-day portfolio management responsibility for the Portfolio:

Thomas L. Bennett,
Roberto M. Sella,
W. David Armstrong

Thomas L. Bennett, a Managing Director of MSAM, joined Morgan Stanley Investments LP ("MSI") (formerly "Miller, Andersen & Sherrerd LP") in 1984. Mr. Bennett holds a B.S. in Chemistry and an M.B.A. from the University of Cincinnati. Roberto M. Sella, a Managing Director of MSAM, joined MSI in 1992. Mr. Sella graduated from the University of Wisconsin (Phi Beta Kappa) in 1987 and received an M.B.A. from The Wharton School of the University of Pennsylvania in 1993. W. David Armstrong, a Managing Director of MSAM, joined MSAM in 1998 as a Portfolio Manager. He served as a Senior Vice President and Manager of U.S. proprietary trading at Lehman Brothers from 1995 to 1997. Mr. Armstrong received a degree in Economics from the State University of New York
(SUNY) at Plattsburg in 1981 and an M.B.A. from The Wharton School of the University of Pennsylvania in 1986. Mr. Bennett has shared primary responsibility for managing the Portfolio's assets since its inception. Messrs. Sella and Armstrong have shared primary responsibility for managing the Portfolio's assets since January 2000.


Please retain this supplement for future reference.